Offerings - Offering: 1	Nov. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, par value $0.001 per share
Amount Registered | shares	641,771
Proposed Maximum Offering Price per Unit	125.13
Maximum Aggregate Offering Price	$ 80,304,805.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,090.09
Offering Note	Pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), the proposed maximum offering price per share and the maximum aggregate offering price are estimated solely for the purpose of calculating the registration fee and are based on the average of the high and low prices per share of the common stock, par value $0.001 per share, of Onto Innovation Inc., as reported on the New York Stock Exchange on November 21, 2025.